Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments [Abstract]
Derivative financial instruments

20.  Derivative financial instruments

The Organization enters into transactions involving derivative financial instruments with a number of customers for the purpose of mitigating their overall risk exposure as well as managing risk exposure. The derivative financial instruments most often used are highly-liquid instruments traded on the futures market (B3).

(i)    Swap contracts

Foreign currency and interest rate swaps are agreements to exchange one set of cash flows for another and result in an economic exchange of foreign currencies or interest rates (for example fixed or variable) or in combinations (i.e. foreign currency and interest rate swaps). There is no exchange of the principal except in certain foreign currency swaps. The Organization's foreign currency risk reflects the potential cost of replacing swap contracts and whether the counterparties fail to comply with their obligations. This risk is continually monitored in relation to the current fair value, the proportion of the notional value of the contracts and the market liquidity. The Organization, to control the level of credit risk assumed, evaluates the counterparties of the contracts using the same techniques used in its loan operations.

(ii)   Foreign exchange options

Foreign exchange options are contracts according to which the seller (option issuer) gives to the buyer (option holder) the right, but not the obligation, to buy (call option) or sell (put option) on a certain date or during a certain period, a specific value in foreign currency. The seller receives from the buyer a premium for assuming the exchange or interest-rate risk. The options can be arranged between the Organization and a customer. The Organization is exposed to credit risk only on purchased options and only for the carrying amount, which is the fair market value.

(iii)  Foreign currency and interest rate futures

Foreign currency and interest rate futures are contractual obligations for the payment or receipt of a net amount based on changes in foreign exchange and interest rates or the purchase or sale of a financial instrument on a future date at a specific price, established by an organized financial market. The credit risk is minimal, since the future contracts are guaranteed in cash or securities and changes in the value of the contracts are settled on a daily basis. Contracts with a forward rate are interest-rate futures operations traded individually which require settlement of the difference between the contracted rate and the current market rate over the value of the principal to be paid in cash at a future date.

(iv)  Forward transactions

A forward operation is a contract of purchase or sale, at a fixed price, for settlement on a certain date. Because it is a futures market, in which the purchase of the share will only be made on the date of maturity, a margin deposit is necessary to guarantee the contract. This margin can be in cash or in securities. The value of the margin varies during the contract according to the variation of the share involved in the operation, to the changes of volatility and liquidity, besides the possible additional margins that the broker could request.

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	On December 31 - R$ thousand
	2019					2018
	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value
Futures contracts
Purchase commitments:	140,426,077	-	20,290	-	20,290	237,744,206		12,333	-	12,333
- Interbank market	108,149,874	-	12,659	-	12,659	183,952,954	54,745,811	8,902	-	8,902
- Foreign currency	30,351,663	-	5,560	-	5,560	53,491,092	-	3,174	-	3,174
- Other	1,924,540	777,414	2,071	-	2,071	300,160	11,359	257	-	257
Sale commitments:	231,911,105		(23,676)	-	(23,676)	195,027,332		(21,283)	-	(21,283)
- Interbank market (1)	153,544,202	45,394,328	(18,640)	-	(18,640)	129,207,143	-	(19,133)	-	(19,133)
- Foreign currency (2)	77,219,777	46,868,114	(1,840)	-	(1,840)	65,531,388	12,040,296	(1,911)	-	(1,911)
- Other	1,147,126	-	(3,196)	-	(3,196)	288,801	-	(239)	-	(239)

Option contracts
Purchase commitments:	145,317,995		1,489,325	310,565	1,799,890	53,476,567		1,402,844	108,423	1,511,267
- Interbank market	130,179,263	-	617,942	153,980	771,922	37,543,735	510,899	530,930	29,882	560,812
- Foreign currency	14,233,062	1,019,989	808,235	131,756	939,991	15,102,480	3,464,719	825,937	72,814	898,751
- Other	905,670	-	63,148	24,829	87,977	830,352	106,623	45,977	5,727	51,704
Sale commitments:	253,288,998		(1,519,642)	(12,609)	(1,532,251)	49,394,326		(1,659,204)	13,854	(1,645,350)
- Interbank market	238,999,513	108,820,250	(891,953)	(130,183)	(1,022,136)	37,032,836	-	(1,001,378)	(29,965)	(1,031,343)
- Foreign currency	13,213,073	-	(545,433)	124,936	(420,497)	11,637,761	-	(603,380)	31,513	(571,867)
- Other	1,076,412	170,742	(82,256)	(7,362)	(89,618)	723,729	-	(54,446)	12,306	(42,140)

Forward contracts
Purchase commitments:	16,258,721		1,428,434	1,328	1,429,762	13,597,633		731,145	-	731,145
- Interbank market	232,706	232,706	1,859	1,328	3,187	213,196	213,196	15,577	-	15,577
- Foreign currency	13,794,259	-	(251,175)	-	(251,175)	12,488,149	-	135,002	-	135,002
- Other	2,231,756	1,563,753	1,677,750	-	1,677,750	896,288	292,398	580,566	-	580,566
Sale commitments:	15,834,563		125,532	(2,167)	123,365	19,213,840		(164,382)	-	(164,382)
- Foreign currency (2)	15,166,560	1,372,301	107,747	-	107,747	18,609,950	6,121,801	(188,372)	-	(188,372)
- Other	668,003	-	17,785	(2,167)	15,618	603,890	-	23,990	-	23,990

Swap contracts
Assets (long position):	70,032,236		9,668,531	987,011	10,655,542	73,302,987		13,411,473	(1,240,227)	12,171,246
- Interbank market	7,703,103	3,424,228	118,969	85,416	204,385	4,439,901	2,835,083	319,859	89,857	409,716
- Fixed rate	38,714,923	19,364,909	8,253,671	(515,320)	7,738,351	51,759,240	23,444,731	11,671,421	(1,910,637)	9,760,784
- Foreign currency	19,746,372	-	1,032,687	1,066,491	2,099,178	15,551,428	-	1,296,270	461,908	1,758,178
- IGPM	670,554	-	124,132	118,554	242,686	753,483	7,483	55,729	54,100	109,829
- Other	3,197,284	-	139,072	231,870	370,942	798,935	-	68,194	64,545	132,739
Liabilities (unrestricted position):	52,232,961		(9,044,701)	(3,161,114)	(12,205,815)	56,105,194		(10,325,457)	(3,651,012)	(13,976,469)
- Interbank market	4,278,875	-	(179,169)	76,722	(102,447)	1,604,818	-	(18,891)	(27,358)	(46,249)
- Fixed rate	19,350,014	-	(5,547,009)	(2,015,586)	(7,562,595)	28,314,509	-	(6,187,482)	(3,397,316)	(9,584,798)
- Foreign currency	21,483,368	1,736,996	(2,750,465)	(605,694)	(3,356,159)	23,368,049	7,816,621	(3,751,368)	25,542	(3,725,826)
- IGPM	893,000	222,446	(167,300)	(170,755)	(338,055)	746,000	-	(117,080)	(75,723)	(192,803)
- Other	6,227,704	3,030,420	(400,758)	(445,801)	(846,559)	2,071,818	1,272,883	(250,636)	(176,157)	(426,793)
Total	925,302,656		2,144,093	(1,876,986)	267,107	697,862,085		3,387,469	(4,768,962)	(1,381,493)

Derivatives include operations maturing in D+1.
(1) It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$76,405,734 thousand (2018 - R$8,285,152 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$21,015,183 thousand (2018 - R$9,784,183 thousand);
(2) Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$64,376,717 thousand (2018 - R$59,884,730 thousand); and
(3) Reflects the net balance between the Asset and Liability position.

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap - CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (its risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	On December 31 - R$ thousand
	2019	2018
Risk received in credit Swaps:	3,894,982	3,330,639
- Debt securities issued by companies	791,045	749,735
- Bonds of the Brazilian public debt	3,056,778	2,574,317
- Bonds of foreign public debt	47,159	6,587
Risk transferred in credit Swaps:	(1,108,443)	(271,236)
- Brazilian public debt derivatives	(181,382)	(96,870)
- Foreign public debt derivatives	(927,061)	(174,366)
Total net credit risk value	2,786,539	3,059,403
Effect on Shareholders' Equity	84,382	61,551
Remuneration on the counterparty receiving the risk	(11,945)	(7,372)

The contracts related to credit derivatives transactions described above are due in 2025. There were no credit events, as defined in the agreements, during the period.

The Organization has the following hedge accounting transactions:

Cash Flow Hedge

The financial instruments classified in this category, aims to reduce exposure to future changes in interest rates, which impact the operating results of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	21,015,183	21,127,503	216,845	119,265
Hedge of interest payments on funding (1)	76,405,734	75,942,005	(97,192)	(53,456)
Total in 2019	97,420,917	97,069,508	119,653	65,809
*
Hedge of interest receipts from investments in securities (2)	9,784,183	8,048,943	-	-
Hedge of interest payments on funding (1)	8,285,152	8,054,345	(140,745)	(84,447)
Total in 2018	18,069,335	16,103,288	(140,745)	(84,447)

(1) Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity dates until 2021, making the cash flow fixed; and

(2) Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2019, making the cash flow fixed.

The effectiveness of the hedge portfolio is in accordance with accounting standards.

For the next 12 months, the gains/(losses) related to the inefficiency of the cash flow hedge, which we expect to recognize in the income statement, amount to R$(28,413) thousand.

There were no gains/(losses) related to the inefficiency of the cash flow hedge recorded in the income statements in the year ended on December 31, 2019 (R$22,970 thousand in 2018).

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	1,919,177	925,820	(388,674)	(213,771)
Total in 2019	1,919,177	925,820	(388,674)	(213,771)
*
Hedge of exchange variation on future cash flows (1)	1,375,232	755,611	(269,039)	(161,423)
Total in 2018	1,375,232	755,611	(269,039)	(161,423)

(1) Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).

The effectiveness of the hedge portfolio is in accordance with accounting standards .

For the next 12 months, the gains/(losses) related to the inefficiency of the hedge of investments abroad, which we expect to recognize in the result, amount to R$(4,172) thousand.

The gains/(losses) related to the inefficiency of the hedge of investments abroad, recorded in income accounts, in the year ended on December 31, 2019 was R$(15,750) thousand (R$(7,943) thousand in 2018).

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Organization, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Organization especially to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains and losses of financial assets held for trading”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

In accordance with IFRS 7, Bradesco must present the amounts related to financial instruments subject to master clearing agreements or similar agreements. In accordance with IAS 32, a financial asset and a financial liability are offset and their net value presented in the Consolidated Balance Sheet when, and only when, there is a legally enforceable right to offset the amounts recognized and the Bank intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously.

The table below presents financial assets and liabilities subject to compensation:

	R$ thousand
	On December 31, 2019			On December 31, 2018
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	48,278,561	-	48,278,561	60,443,537	-	60,443,537
Derivative financial instruments	14,511,191	-	14,511,191	14,770,594	-	14,770,594

Financial liabilities
Securities sold under agreements to repurchase	174,100,023	-	174,100,023	190,911,877	-	190,911,877
Derivative financial instruments	14,244,083	-	14,244,083	16,152,087	-	16,152,087

On December 31, 2019 and 2018, Bradesco does not have financial instruments in its balance sheet as a result of failing to meet the IAS 32 compensation criteria, or because it has no intention to liquidate them on a net basis, or to realize the assets and settle the liabilities simultaneously.